Cover	Dec. 15, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2023
Entity File Number	001-41070
Entity Registrant Name	Energem Corp.
Entity Central Index Key	0001879373
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 3, Tower 11, Avenue 5, No. 8
Entity Address, Address Line Two	Jalan Kerinchi
Entity Address, Address Line Three	Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	+(60)
Local Phone Number	3270 47622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one redeemable warrant
Trading Symbol	ENCPU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	ENCP
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ENCPW
Security Exchange Name	NASDAQ